Biological Assets (Details) - Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity	12 Months Ended
Jun. 30, 2024
Biological Asset - Sugarcane [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	11.90
Increase in inputs	Average productivity: 83,47 tons per hectare.
Decrease in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Average rate %	A decrease in yield generates a negative result in the fair value of biological assets.
Biological Asset - Sugarcane 1 [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Significant non-observable inputs	- TRS (Kg of sugar per ton of sugarcane)
Variation of non-observable inputs	11.90
Increase in inputs	Total recoverable sugar: TRS 115 to 145 per ton of cane
Decrease in inputs	An increase in TRS generates a positive result in the fair value of biological assets.
Average rate %	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	11.90
Increase in inputs	Average yield: 100,87 bags per hectare
Decrease in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Average rate %	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton [Member]
Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	11.90
Increase in inputs	Average yield: 3,10 tons per hectare.
Decrease in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Average rate %	A decrease in yield generates a negative result in the fair value of biological assets.